FAIR VALUE MEASUREMENTS (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-downs	$ 355,500	$ 202,694
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal balance	1,387,841	2,423,703
Valuation allowance	610,259	372,899
Increase or decrease in provision for loan losses	241,673	(43,704)
Non-recurring basis | Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	623,500	1,042,087
Outstanding balance	1,337,678	1,754,187
Cumulative write-downs	714,178	$ 712,100
Write-downs	$ 355,500